Note 23 - Current Allowances and Provisions - Deducted From Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ (85,724)	$ (101,480)
Translation differences	(345)	(841)
Reversals / (additional) allowances	5,421	12,573
Used	2,263	4,004
Transfer to held for sale		20
Values at the end of the year	(78,385)	(85,724)
Allowance for other doubtful accounts - other receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(6,332)	(7,082)
Translation differences	(220)	75
Reversals / (additional) allowances	(84)	(432)
Used	381	1,107
Transfer to held for sale
Values at the end of the year	(6,255)	(6,332)
Allowance for inventory obsolescence [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(240,242)	(229,200)
Translation differences	(3,575)	(2,715)
Reversals / (additional) allowances	12,917	(32,765)
Used	14,832	23,542
Transfer to held for sale		896
Values at the end of the year	$ (216,068)	$ (240,242)